As  filed  with the Securities and Exchange Commission on    February 16,1996
                                                  Registration No. 2_92633


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  FORM N-1A
                         REGISTRATION STATEMENT UNDER
                      THE SECURITIES ACT OF 1933     X
               POST-EFFECTIVE AMENDMENT NO.   21         X
                                     and
                         REGISTRATION STATEMENT UNDER
                  THE INVESTMENT COMPANY ACT OF 1940     X

                       AMENDMENT NO.   24         X



                         MANNING & NAPIER FUND, INC.
              (Exact Name of Registrant as Specified in Charter)



                 1100 Chase Square, Rochester, New York 14604
              (Address of Principal Executive Office) (Zip Code)

      Registrant's Telephone Number, including Area Code (716) 325_6880

                     B. Reuben Auspitz or Barbara Lapple
                       c/o Manning & Napier Fund, Inc.
                              1100 Chase Square
                          Rochester, New York 14604
                   (Name and Address of Agent for Service)


                                  Copies to:
                            Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius
                            2000 One Logan Square
                            Philadelphia, PA 19103


   It is proposed that this filing will become effective on March 6, 1996 pursuant to paragraph (b) of Rule 485.



Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act
of  1940.    Registrant's Rule 24f-2 Notice for its fiscal year ended December
31, 1994 was filed on February 25, 1995.

                         MANNING & NAPIER FUND, INC.
                            Cross Reference Sheet

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



Form N-1A item
---------------------------------------
Item Number
---------------------------------------
Part A                                                      Prospectus Caption
---------------------------------------  ---------------------------------------------------------

1.                                       Cover Page
2.                                                                                               *
3.                                       Consolidated Financial Information
4.                                       General Information; Cover Page; Investment Objective
                                         and Policies; Principal Investment Restrictions
5.     (a-b)                             Management
       (c)                                                                                       *
       (d)                               General Information
       (e)                               Management
       (f)                                                                                       *
6.     (a-e)                             General Information
       (f-g)                             Dividends and Tax Status
7.                                       Subscriptions, Exchanges & Redemptions of Shares
8.                                       Subscriptions, Exchanges & Redemptions of Shares
9.                                                                                               *
Part B                                   Statement of Additional Information or Prospectus Caption  (indicated by See Part A")
---------------------------------------
10.                                      Cover Page
11.                                      Cover Page
12.                                                                                              *
13.                                      Investment Objective and Policies
14.                                      Management
15.    (a-b)                             See Part A--General Information
       (c)                               Management
16.    (a-c)                             Management
       (d-g)                                                                                     *
       (h)                               See Part A--General Information
       (i)                                                                                       *
17.    (a)                               Management--Portfolio Transactions and Brokerage
       (b)                                                                                       *
       (c)                               Management--Portfolio Transactions and Brokerage
18.    See Part A--General Information
19.    (a-b)                             See Part A--Offering of Shares
       (c)                               See Part A-Redemption of Shares
       (d)                                                                                       *
20.    Dividends and Tax Status
21.                                                                                              *
22.                                                                                              *
23.    Financial Statements

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Part C
---------------------------------------
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

* Not Applicable

                                  SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rochester and State of New York on the 16th day of February, 1996.


                                            Manning & Napier Fund, Inc.
                                            (Registrant)


                                            By:/s/William Manning
                                            William Manning
                                            President


     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No.    21     to the Registration Statement has been
signed below by the following persons in the capacities and on the date indicated.
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


-----------------------
Signature                Title                  Date
-----------------------  ---------------------  -------

/s/William Manning       Principal Executive    2/16/96
-----------------------                         -------
   William Manning       Officer


/s/B. Reuben Auspitz     Director and Officer   2/16/96
-----------------------                         -------
   B. Reuben Auspitz


/s/Martin F. Birmingham  Director               2/16/96
-----------------------                         -------
   Martin F. Birmingham


/s/Harris H. Rusitzky    Director               2/16/96
-----------------------                         -------
   Harris H. Rusitzky


/s/Peter L. Faber        Director               2/16/96
-----------------------                         -------
   Peter L. Faber


/s/Timothy P. Mullaney   Chief Financial        2/16/96
-----------------------                         -------
   Timothy P. Mullaney   & Accounting Officer,
                         Treasurer




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